DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) $ in Millions	Dec. 31, 2025 USD ($) MMBTU GWh	Dec. 31, 2024 USD ($) GWh MMBTU
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,800	$ 1,900
Fair value through profit or loss | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	9,664	9,659
Fair value through profit or loss | Foreign exchange | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,207
Fair value through profit or loss | Foreign exchange | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,641
Fair value through profit or loss | Foreign exchange | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,816
Fair value through profit or loss | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	27,245	31,701
Fair value through profit or loss | Interest rates | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	13,536
Fair value through profit or loss | Interest rates | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	9,532
Fair value through profit or loss | Interest rates | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,177
Fair value through profit or loss | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,768	$ 1,936
Fair value through profit or loss | Equity derivatives | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,709
Fair value through profit or loss | Equity derivatives | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	59
Fair value through profit or loss | Equity derivatives | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 0
Fair value through profit or loss | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	45,409,000,000	41,997,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	4,968,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,622,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	25,819,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	104,724,000,000	41,746,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	104,724,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Fair value through profit or loss | Natural gas commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 54,061	$ 53,405
Elected for hedge accounting | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 61,004	$ 66,260
Elected for hedge accounting | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	144,899,000,000	131,526,000,000
Elected for hedge accounting | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	148,829,000	69,082,000
Elected for hedge accounting | Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 20,966
Elected for hedge accounting | Less than 1 year | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 21,267
Elected for hedge accounting | Less than 1 year | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	4,069,000,000
Elected for hedge accounting | Less than 1 year | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	96,441,000
Elected for hedge accounting | 1 to 5 Years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 32,187
Elected for hedge accounting | 1 to 5 Years | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 32,066
Elected for hedge accounting | 1 to 5 Years | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	40,389,000,000
Elected for hedge accounting | 1 to 5 Years | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	52,388,000
Elected for hedge accounting | Thereafter | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 908
Elected for hedge accounting | Thereafter | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 7,671
Elected for hedge accounting | Thereafter | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	100,441,000,000
Elected for hedge accounting | Thereafter | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0